Investment Objectives and Goals - Calvert Impact Fund, Inc.	Sep. 30, 2025
Calvert Global Energy Solutions Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek to track the performance of the Calvert Global Energy Research Index (the “Index”).
Calvert Global Water Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek to track the performance of the Calvert Global Water Research Index (the “Index”).
Calvert Small-Cap Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek to provide long-term capital appreciation through investment primarily in small-cap common stocks of U.S. companies.
Calvert Green Bond Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek to maximize income, to the extent consistent with preservation of capital, primarily through investment in bonds.